Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	December 31, 2017	December 31, 2016
Deferred lease inducements liability (note 16(b))	$10	$38
Asset retirement obligation (note 16(c))	744	678
Directors' deferred stock unit plan (note 21(e))	5,672	4,945
Deferred gain on sale-leaseback (note 16(d))	7,654	3,199
	$14,080	$8,860
Less current portion of:
Deferred gain on sale-leaseback (note 16(d))	(1,445)	(586)
	$12,635	$8,274

Schedule of changes in deferred lease inducements

	December 31, 2017	December 31, 2016
Balance, beginning of year	$38	$145
Amortization of deferred lease inducements	(28)	(107)
Balance, end of year	$10	$38

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$678	$617
Accretion expense	66	61
Balance, end of year	$744	$678

Schedule of deferred lease inducement assets

	December 31, 2017	December 31, 2016
Balance, beginning of year	$3,199	$780
Addition	5,155	2,792
Amortization of deferred gain on sale-leaseback	(700)	(373)
Balance, end of year	$7,654	$3,199